Loans Payable (Narrative) (Details)	Mar. 31, 2021
Loans payable [Member] | Boden Technologies AB [Member]
Debt Instrument [Line Items]
Interest rate terms	The facility bears interest at the Swedish government borrowing rate plus 1% per annum